Retirement-Related Benefits - Contributions - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement-Related Benefits
Total plan contributions	$ 1,962	$ 2,085
Active Medical Trust
Retirement-Related Benefits
Contributions by employer - Noncash	557	424
Non-U.S. DB plans
Retirement-Related Benefits
Total plan contributions	103	86
Nonpension Postretirement Plans
Retirement-Related Benefits
Total plan contributions	344	319
Nonpension Postretirement Plans | Non-U.S. DB plans
Retirement-Related Benefits
Contributions by employer - Noncash	349	$ 416
Non-US | Pension Plans, Including Multi-employer Plans
Retirement-Related Benefits
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 200